Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - EBP CLW NR	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$223,452,555	$225,962,996
Loans in deemed distributed status	(169,622)	(131,729)
Employer contribution receivable	(81,398)	(31,104)
Net assets available for benefits per the Form 5500	$223,201,535	$225,800,163
The following is a reconciliation of the net increase in net assets available for benefits prior to transfers per the financial statements to the Form 5500:

December 31,
2025
Net decrease in net assets available for benefits prior to transfers per the financial statements	$(4,072,006)
Change in deemed distributed loans	(37,893)
Change in contributions receivable	(50,294)
Total net loss per the Form 5500	$(4,160,192)

EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table]
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$223,452,555	$225,962,996
Loans in deemed distributed status	(169,622)	(131,729)
Employer contribution receivable	(81,398)	(31,104)
Net assets available for benefits per the Form 5500	$223,201,535	$225,800,163
The following is a reconciliation of the net increase in net assets available for benefits prior to transfers per the financial statements to the Form 5500:

December 31,
2025
Net decrease in net assets available for benefits prior to transfers per the financial statements	$(4,072,006)
Change in deemed distributed loans	(37,893)
Change in contributions receivable	(50,294)
Total net loss per the Form 5500	$(4,160,192)

EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of the net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$223,452,555	$225,962,996
Loans in deemed distributed status	(169,622)	(131,729)
Employer contribution receivable	(81,398)	(31,104)
Net assets available for benefits per the Form 5500	$223,201,535	$225,800,163
The following is a reconciliation of the net increase in net assets available for benefits prior to transfers per the financial statements to the Form 5500:

December 31,
2025
Net decrease in net assets available for benefits prior to transfers per the financial statements	$(4,072,006)
Change in deemed distributed loans	(37,893)
Change in contributions receivable	(50,294)
Total net loss per the Form 5500	$(4,160,192)